COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES	Commitments and Contingencies
First Financial offers a variety of financial instruments including letters of credit and outstanding commitments to extend credit to assist clients in meeting their requirement for liquidity and credit enhancement. GAAP does not require these financial instruments to be recorded in the Consolidated Financial Statements.

First Financial utilizes the same credit policies in issuing commitments and conditional obligations as it does for credit instruments recorded on the Consolidated Balance Sheets. First Financial’s exposure to credit loss in the event of nonperformance by the counterparty is represented by the contractual amounts of those instruments. First Financial estimates credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company in accordance with ASC 326. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated useful life consistent with the Company's ACL methodology for loans and leases. Adjustments to the reserve for unfunded commitments are recorded in Provision for credit losses - unfunded commitments in the Consolidated Statements of Income. First Financial had $18.4 million of reserves for unfunded commitments recorded in Accrued interest and other liabilities on the Consolidated Balance Sheets as of both December 31, 2023 and 2022.

Loan commitments. Loan commitments are agreements to extend credit to a client absent any violation of conditions established in the commitment agreement.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee.  Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  The amount of collateral obtained, if deemed necessary by First Financial upon extension of credit, is based on management’s credit evaluation of the client.  The collateral held varies, but may include securities, real estate, inventory, plant or equipment.  First Financial had commitments outstanding to extend credit, totaling $4.5 billion and $4.4 billion at December 31, 2023 and 2022, respectively. As of December 31, 2023, loan commitments with a fixed interest rate totaled $108.2 million while commitments with variable interest rates totaled $4.4 billion. At December 31, 2022, loan commitments with a fixed interest rate totaled $126.3 million while commitments with variable interest rates totaled $4.2 billion. The fixed rate loan commitments have interest rates ranging from 0.00% to 21.00% and maturities ranging from less than 1 year to 31.6 years for both December 31, 2023 and 2022.

The following table presents by type First Financial's loan balances and contractual obligations to extend credit:

	December 31, 2023		December 31, 2022
(dollars in thousands)	Unfunded commitment	Loan balance	Unfunded commitment	Loan balance
Commercial & industrial	$1,942,868	$3,501,221	$1,833,977	$3,410,272
Lease financing	0	474,817	6,842	236,124
Construction real estate	565,009	564,832	689,015	512,050
Commercial real estate-investor	101,689	3,138,629	107,205	3,094,064
Commercial real estate-owner	40,346	942,310	48,208	958,695
Residential real estate	98,686	1,333,674	74,089	1,092,265
Home equity	972,474	758,676	903,459	733,791
Installment	25,841	159,078	16,073	209,895
Credit card	235,686	59,939	225,864	51,815
Total	$3,982,599	$10,933,176	$3,904,732	$10,298,971

Letters of credit. Letters of credit are conditional commitments issued by First Financial to guarantee the performance of a client to a third party.  First Financial’s letters of credit consist of performance assurances made on behalf of clients who have a contractual commitment to produce or deliver goods or services.  The risk to First Financial arises from its obligation to make payment in the event of the client's contractual default to produce the contracted good or service to a third party.  First Financial has issued letters of credit aggregating $34.9 million and $31.5 million at December 31, 2023, and 2022, respectively. Management conducts regular reviews of these instruments on an individual client basis.

Risk participation agreements. First Financial is a party in risk participation transactions of interest rate swaps, which had total notional amount of $341.7 million and $379.3 million at December 31, 2023 and 2022, respectively.

Affordable housing projects and other tax credit investments. First Financial is a limited partner in several tax-advantaged limited partnerships whose purpose is to invest in approved qualified affordable housing, renewable energy, or other renovation or community revitalization projects. These investments are included in Accrued interest and other assets in the Consolidated Balance Sheets, with any unfunded commitments included in Accrued interest and other liabilities in the Consolidated Balance Sheets. As of December 31, 2023, First Financial expects to recover its remaining investments through the use of the tax credits that are generated by the investments.

The following table summarizes First Financial's investments in affordable housing projects and other tax credit investments.

(Dollars in thousands)		December 31, 2023		December 31, 2022
Investment	Accounting Method	Investment	Unfunded commitment	Investment	Unfunded commitment
LIHTC	Proportional amortization	$142,933	$80,465	$126,537	$70,690
HTC	Equity	19,798	14,043	17,108	11,955
NMTC	Equity	1,938	0	2,944	0
Renewable energy	Equity	23,981	1,857	11,851	1,689
Total		$188,650	$96,365	$158,440	$84,334

The following tables summarize First Financial's amortization expense and tax benefit recognized in affordable housing projects and other tax credit investments.

	Twelve months ended
	December 31, 2023		December 31, 2022		December 31, 2021
(Dollars in thousands)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)	Amortization expense (1)	Tax expense (benefit) recognized (2)
LIHTC	$14,545	$(14,563)	$11,929	$(11,088)	$8,894	$(8,581)
HTC	0	(319)	0	(319)	1,116	(263)
NMTC	415	(210)	415	(210)	210	(210)
Renewable energy	0	0	23,411	(25,473)	11,467	(12,216)
Total	$14,960	$(15,092)	$35,755	$(37,090)	$21,687	$(21,270)

(1) The amortization expense for the LIHTC investments is included in income tax expense. The amortization expense for the HTC, NMTC, and Renewable energy tax credits is included in other noninterest expense.

(2) All of the tax benefits recognized are included in Income tax expense. The tax benefit recognized for the HTC, NMTC, and Renewable energy investments primarily reflects the tax credits generated from the investments and excludes the net tax expense (benefit) and deferred tax liability of the investments’ income (loss).

Contingencies/Litigation. First Financial and its subsidiaries are engaged in various matters of litigation from time to time, and have a number of unresolved claims pending.

Like many banks, First Financial has been the subject of lawsuits relating to overdraft fees. This type of litigation is time consuming and expensive in large part due to the amount of data to be sorted and disclosed, in some cases going back multiple years. During the second and fourth quarters of 2021, First Financial determined that it was in its best interest to settle lawsuits in the states of Indiana and Ohio and had signed settlement agreements that were presented to the court for approval. As such, First Financial recorded legal settlement expenses of $7.1 million, which were recorded in Other noninterest expenses in the Consolidated Statements of Income during 2021. For years ended December 31, 2022 and 2021, legal settlement expenses of $3.3 million and $3.8 million were paid. No legal settlement expenses were accrued or paid in the year ended December 31, 2023.

Additionally, as part of the ordinary course of business, First Financial and its subsidiaries are parties to other litigation, including claims to the ownership of funds in particular accounts, the collection of delinquent accounts, challenges to security interests in collateral, foreclosure interests that are incidental to our regular business activities and other matters. While the ultimate liability with respect to these litigation matters and claims cannot be determined at this time, First Financial believes that damages, if any, and other amounts relating to pending matters are not probable or cannot be reasonably estimated as of December 31, 2023. Reserves are established for these various matters of litigation, when appropriate, under FASB ASC Topic 450, Contingencies, based in part upon the advice of legal counsel. First Financial had no reserves related to litigation matters as of December 31, 2023 or December 31, 2022.